Legal proceedings (Details Narrative) - CNY (¥) ¥ in Thousands					1 Months Ended	12 Months Ended
	Dec. 04, 2019	Oct. 14, 2019	Oct. 09, 2019	Sep. 06, 2019	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 10, 2019	Oct. 15, 2019	Aug. 31, 2019	Aug. 27, 2019	Aug. 20, 2019	Jul. 31, 2019
Statement [Line Items]
Accrued interest						¥ 377,983	¥ 273,923
Wuhan Wuchang People's Court [member]
Statement [Line Items]
Payable to related party												¥ 2,560
Hubei Shanyin Wealth Management Co., Ltd [member]
Statement [Line Items]
Deposited in bank accounts		¥ 2,900
Mr Deng Xinxue, Mr Zhang Xuan and Mr Yang Bobiao [member]
Statement [Line Items]
Owned percentage		69.50%
Property Services Co., Ltd [member]
Statement [Line Items]
Accrued interest					¥ 310,311					¥ 193,944
Property service fee					¥ 310,311
Chutian And Mr Ricky [member]
Statement [Line Items]
Deposited in bank accounts											¥ 12,000		¥ 12,300
Value of attached property								¥ 220,000
Repay borrowings principal amount	¥ 10,000		¥ 10,000
Property preservation limit													¥ 29,900
Interest expenses			¥ 787			¥ 2,000
Interest rate	1.125%		1.125%
Mr Ricky Qizhi Wei, Ms Peng Yan, and Chutian [member]
Statement [Line Items]
Deposited in bank accounts									¥ 12,300
Chutian [member]
Statement [Line Items]
Deposited in bank accounts		¥ 9,000
Hubei New Nature Investment Co., Ltd [member]
Statement [Line Items]
Deposited in bank accounts				¥ 13,000
Owned percentage				80.80%
Dunxin Holdings Co., Ltd [member]
Statement [Line Items]
Deposited in bank accounts				¥ 12,000
Owned percentage				70.00%